COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
2022	$ 165,254		$ 163,158
2023	27,601		165,254
2024			27,601
Total future minimum lease payments	315,486		356,013
Rent expense	$ 44,957	$ 40,178	$ 167,167	$ 136,281